Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 217	$ 206	$ 200
Reversal of inventory write-down	64	88	72
Cost of net sales
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	3,000	2,900	2,700
Cost of other revenues
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	$ 71	$ 67	$ 59